FAIR VALUE MEASUREMENTS (Details- Fair value of the warrants) - Warrant Liability [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike Price	$ 0.29	$ 4.32
Contractual term (years)	5 years	5 years
Volatility (annual)	80.00%	80.00%
Risk-free rate		3.89%
Floor Financing price	$ 0.14	$ 2.24
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate	4.39%
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate	4.44%